Assets Held For Sale (Details) - CAD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Loss on assets held for sale				$ 0	$ 0	$ (137)
Proceeds from asset held for sale				$ 0	$ 273	$ 0
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Track and Roadway [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss, pre-tax			$ 486
Loss on assets held for sale			$ 363
Non-Core Lines [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Long Lived Assets Held-for-sale [Line Items]
Loss recovery, pre-tax		$ 137
Loss recovery, after-tax		$ 102
Proceeds from asset held for sale	$ 273